DEFERRED INCOME TAXES - Components of Unrecognized Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (48)	€ (191)
Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(31)	(85)
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(2)	(65)
Pensions
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(3)	(7)
Other
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(12)	(34)
Deductible temporary differences
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(17)	(106)
Between 1- 5 years | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(5)	(3)
Expiring after 5 years and limited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(5)	(55)
Unlimited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (21)	€ (27)